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[BISYS LOGO]                                                  FUND SERVICES
                                                              LEGAL SERVICES
                                                              3435 STELZER ROAD
                                                              COLUMBUS, OH 43219


STEPHANIE L. BECKNER
   Direct Dial: (614) 470-8619
   sbeckner@fund.bisys.com


February 2, 2001



VIA EDGAR
---------

U.S. Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

RE:      ALPINE EQUITY TRUST
----------------------------
         FILE NOS.:  033-25378; 811-05684
         --------------------------------

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by Alpine Equity Trust (the "Trust") pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the definitive prospectus and statement of additional information relating to Alpine Equity Trust, each dated February 1, 2001, which would have been filed by the Trust pursuant to Rule 497(c) of the Act, does not differ from those versions that were contained in the Trust's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) under the Act on January 26, 2001.

Should you have any questions regarding the above, please phone me at (614) 470-8619.

Sincerely,

/s/ Stephanie L. Beckner

Stephanie L. Beckner
Vice President and Senior Counsel
BISYS Fund Services Ohio, Inc.
Administrator to the Trust

cc:      Ken Gerstein, Esquire
         Schulte, Roth & Zabel, LLP